Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common stock, par value per share	$ 0.0002	$ 0.0002
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	8,424,641	6,492,622
Common stock, shares outstanding	8,424,641	6,492,622